Shareholder Report, Holdings (Details) - C000000105 [Member]	Jun. 30, 2025
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.